AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.6%
Asset-Backed Security — 0.1%
Collateralized Loan Obligation
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.876%(c)	04/15/29	19,942	$19,938,492
(cost $19,798,157)
Commercial Mortgage-Backed Securities — 5.9%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	14,598,091
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	14,679,497
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	27,912,262
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	2,943	3,068,182
Series 2014-GC23, Class A3
3.356%	07/10/47	11,062	11,590,533
Series 2015-GC29, Class A3
2.935%	04/10/48	14,927	15,512,587
Series 2015-GC31, Class A3
3.497%	06/10/48	14,596	15,766,071
Series 2015-GC33, Class A3
3.515%	09/10/58	19,631	20,963,413
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	21,002,044
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	18,141,721
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	36,374,562
Series 2016-P06, Class A4
3.458%	12/10/49	5,500	5,975,215
Series 2017-P07, Class A3
3.442%	04/14/50	20,000	21,773,886
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	18,515,586
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	8,000	8,019,693
Series 2014-CR18, Class A4
3.550%	07/15/47	8,428	8,837,991
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	10,480,189
Series 2014-UBS06, Class A4
3.378%	12/10/47	2,000	2,117,622
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	15,824,183
Series 2015-CR26, Class A3
3.359%	10/10/48	16,946	17,858,945
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	10,393,919
Series 2015-LC21, Class A3
3.445%	07/10/48	16,837	17,817,092
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-PC01, Class A4
3.620%	07/10/50	10,393	$10,782,908
Series 2016-COR01, Class A3
2.826%	10/10/49	25,000	26,167,317
Series 2016-DC02, Class A4
3.497%	02/10/49	12,667	13,661,226
Series 2017-COR02, Class A2
3.239%	09/10/50	45,000	48,026,857
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	17,895	18,840,300
Series 2015-C04, Class A3
3.544%	11/15/48	29,293	31,355,617
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	16,495,683
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,912	9,318,465
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	15,763,014
Series 2017-C06, Class A3
3.269%	06/10/50	45,800	47,778,734
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	3,138,839
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	20,899,616
Series 2016-GS03, Class A3
2.592%	10/10/49	24,913	25,978,639
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	3,435	3,547,679
Series 2014-C22, Class A3A1
3.538%	09/15/47	13,277	13,978,504
Series 2015-C30, Class A4
3.551%	07/15/48	18,000	19,267,121
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	55,923,232
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	906	925,867
Series 2016-JP02, Class A3
2.559%	08/15/49	16,881	17,540,875
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	21,254	22,408,752
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,000	10,457,925
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	10,637,761
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	27,915,180
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	14,409	$14,927,853
Series 2015-C29, Class A3
3.368%	06/15/48	10,626	11,402,424
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,659,171
Series 2016-C35, Class A3
2.674%	07/15/48	25,000	26,007,530
Series 2016-LC24, Class A3
2.684%	10/15/49	35,000	36,571,846
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	20,988,100
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	16,160,177
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	31,688,412
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	37,122,893

Total Commercial Mortgage-Backed Securities (cost $964,876,763)			1,018,561,801
Corporate Bonds — 89.7%
Aerospace & Defense — 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	15,951	16,626,164
3.750%	02/01/50	925	937,810
3.900%	05/01/49(a)	17,990	18,554,859
3.950%	08/01/59	8,125	8,267,157
4.508%	05/01/23	12,677	13,390,139
5.805%	05/01/50	45,415	60,704,267
5.930%	05/01/60	66,570	90,948,827
7.875%	04/15/43	13,929	21,476,257
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23	5,675	5,981,162
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	3,722,749
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	633,940
5.250%	05/01/50	12,500	17,424,962
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26(a)	2,000	2,520,280
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	3,388,332
4.150%	05/15/45	1,150	1,343,848
4.450%	11/16/38(a)	1,400	1,695,151
4.500%	06/01/42(a)	1,246	1,532,381
6.050%	06/01/36	5,000	6,910,547
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
6.125%	07/15/38(a)	5,804	$8,168,957
			284,227,789
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	4,220	3,990,586
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	15,138	16,308,881
4.390%	08/15/37	39,700	42,395,217
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23	15,483	15,947,679
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	7,837	8,639,798
5.700%	08/15/35(a)	2,240	2,678,352
5.850%	08/15/45	6,490	7,904,228
7.000%	08/04/41	3,275	4,365,376
8.125%	05/01/40	650	941,313
			103,171,430
Airlines — 1.1%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,801	2,718,472
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28(a)	8,535	8,629,532
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	3,128	3,239,076
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	4,106	4,188,564
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	161	163,600
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22(a)	68,197	68,798,334
3.750%	10/28/29(a)	16,034	16,336,484
7.375%	01/15/26(a)	9,485	11,165,593
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	2,070	2,216,287
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	7,520	8,793,406
5.250%	05/04/25(a)	24,390	27,603,438
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)	1,151	1,214,787

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	3,646	$3,834,046
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	18,745	18,976,309
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29(a)	4,175	4,316,004
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	164	166,577
			182,360,509
Auto Manufacturers — 2.1%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	1,300	1,308,581
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	1,317,814
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	6,670	7,020,258
6.375%	02/01/29	2,870	3,349,698
7.450%	07/16/31(a)	9,116	11,890,332
7.750%	06/15/43	1,510	1,981,367
8.900%	01/15/32	891	1,213,232
9.980%	02/15/47	5,300	8,526,613
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22	7,350	7,385,556
3.339%	03/28/22	20,000	20,146,259
3.350%	11/01/22	35,700	36,325,106
3.813%	10/12/21(a)	1,835	1,837,373
4.271%	01/09/27(a)	1,775	1,888,522
4.687%	06/09/25	34,740	37,258,553
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	3,785	4,476,239
5.200%	04/01/45	8,978	10,909,134
5.400%	04/01/48(a)	4,065	5,047,542
5.950%	04/01/49(a)	11,403	15,074,595
6.250%	10/02/43	45,675	61,442,449
6.600%	04/01/36	13,335	17,920,295
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22	11,580	11,648,024
3.950%	04/13/24	3,525	3,766,958
4.000%	01/15/25	372	402,364
4.000%	10/06/26(a)	6,525	7,180,044
4.300%	07/13/25	440	482,118
4.350%	01/17/27	4,835	5,420,970
5.250%	03/01/26(a)	11,130	12,718,091
Sr. Unsec’d. Notes
3.550%	07/08/22	23,300	23,852,678
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
4.200%	11/06/21		20,500	$20,569,019
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.000%	11/12/21		3,860	3,875,277
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	18,827,265
				365,062,326
Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22(a)		7,747	7,876,781
Banks — 10.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		6,600	6,833,582
3.500%	04/11/22		5,000	5,082,065
3.800%	02/23/28		4,400	4,829,785
4.379%	04/12/28(a)		8,200	9,297,307
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)		6,300	7,022,428
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		3,315	3,781,549
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		22,000	23,336,667
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(a)(oo)		35,795	36,593,077
Sr. Unsec’d. Notes
3.311%(ff)	04/22/42(a)		12,500	13,162,564
3.419%(ff)	12/20/28		22,418	24,316,479
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		54,760	52,937,671
2.884%(ff)	10/22/30		11,865	12,386,269
3.194%(ff)	07/23/30		5,180	5,519,966
3.824%(ff)	01/20/28		67,232	74,240,662
4.083%(ff)	03/20/51		38,060	45,029,199
4.271%(ff)	07/23/29		3,600	4,082,083
4.330%(ff)	03/15/50		10,295	12,608,904
5.000%	01/21/44		16,835	22,017,908
Sub. Notes
6.110%	01/29/37		1,000	1,348,406
Sub. Notes, MTN
4.000%	01/22/25		12,425	13,513,612
4.450%	03/03/26		33,340	37,341,907
Sub. Notes, Series L, MTN
3.950%	04/21/25		10,185	11,099,628
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)		11,245	12,198,749
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		775	833,905
3.932%(ff)	05/07/25		22,715	24,371,275
4.375%	01/12/26		16,550	18,459,227

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.610%(ff)	02/15/23	30,520	$30,986,533
4.950%	01/10/47	9,452	12,266,759
Sub. Notes
4.836%	05/09/28(a)	1,300	1,471,080
5.088%(ff)	06/20/30(a)	12,000	13,868,716
5.200%	05/12/26	3,800	4,350,743
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27	10,595	10,562,813
4.400%	08/14/28	21,190	24,138,173
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	12,605	13,198,836
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28	4,000	4,313,973
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	3,750	3,826,495
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24(a)(oo)	35,500	37,175,780
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	19,970	20,478,238
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32(a)	24,735	25,018,517
3.668%(ff)	07/24/28	34,800	38,270,249
3.700%	01/12/26	1,800	1,976,728
3.887%(ff)	01/10/28	385	425,559
5.875%	01/30/42(a)	8,365	11,941,301
6.875%	02/15/98	2,825	4,745,407
8.125%	07/15/39	2,000	3,403,472
Sub. Notes
4.400%	06/10/25	5,400	5,974,971
4.450%	09/29/27	6,760	7,688,185
4.600%	03/09/26	425	480,412
4.750%	05/18/46	1,045	1,316,032
5.500%	09/13/25	6,146	7,093,926
6.000%	10/31/33	2,155	2,814,948
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24(a)	1,000	1,078,629
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25(a)	1,665	1,796,089
3.800%	06/09/23(a)	16,907	17,802,001
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29(a)	12,455	13,595,152
4.207%(ff)	06/12/24	4,560	4,815,582
4.282%	01/09/28(a)	7,135	7,922,954
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	4,815	5,113,609
5.000%(ff)	01/12/23	6,353	6,427,550
5.375%	01/12/24	14,400	15,803,567
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.950%	02/27/23	1,500	1,566,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	40,200	$40,860,844
Sub. Notes
3.729%(ff)	01/14/32(a)	11,800	12,178,744
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,389,759
4.200%	08/08/23	725	773,691
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(a)(oo)	2,250	2,497,605
Sr. Unsec’d. Notes
3.210%(ff)	04/22/42	2,975	3,075,797
3.500%	01/23/25	10,540	11,289,447
3.500%	11/16/26	9,640	10,429,243
3.750%	05/22/25	2,700	2,925,744
3.750%	02/25/26	1,500	1,644,516
3.850%	01/26/27	42,400	46,583,351
Sub. Notes
5.150%	05/22/45	8,275	10,835,537
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	5,291,059
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27(a)	6,800	7,618,915
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29	15,500	16,935,935
Sub. Notes, 144A
4.950%	06/01/42	8,505	8,802,005
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	11/01/22(a)(oo)	4,400	4,433,431
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	32,730	34,175,647
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	15,730	16,091,345
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.599%(c)	01/30/22(oo)	2,151	2,157,868
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	26,715	26,839,315
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.465%(c)	01/01/22(a)(oo)	26,100	26,166,684
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
3.926%(c)	11/01/21(a)(oo)	6,990	7,005,995
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41	34,035	32,325,004
2.739%(ff)	10/15/30	1,630	1,690,848
3.328%(ff)	04/22/52(a)	25,890	27,272,113
3.782%(ff)	02/01/28	5,000	5,513,324
3.882%(ff)	07/24/38(a)	42,267	48,302,722
3.897%(ff)	01/23/49	3,000	3,453,731
3.964%(ff)	11/15/48	57,900	67,344,029
4.005%(ff)	04/23/29	11,035	12,344,583
4.032%(ff)	07/24/48	3,525	4,105,949

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.260%(ff)	02/22/48	31,042	$37,603,624
4.452%(ff)	12/05/29	1,500	1,725,608
5.600%	07/15/41	1,100	1,526,312
Sub. Notes
4.125%	12/15/26	9,450	10,620,202
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	10,997,476
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.309%(ff)	07/20/32	9,795	9,709,089
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.736%(c)	01/15/22(a)(oo)	3,675	3,700,579
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	4,757,223
3.625%	01/20/27	2,600	2,865,702
4.375%	01/22/47	3,800	4,725,072
4.457%(ff)	04/22/39	8,035	9,725,559
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	651,019
4.000%	07/23/25	12,793	14,098,851
4.431%(ff)	01/23/30	27,100	31,268,043
5.597%(ff)	03/24/51	33,500	49,698,300
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32(a)	12,595	12,090,024
3.971%(ff)	07/22/38	17,130	19,712,018
6.375%	07/24/42	5,875	8,937,901
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,190	1,283,922
Sub. Notes, MTN
4.100%	05/22/23	60	63,357
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	5,900	6,257,854
4.445%(ff)	05/08/30	25,490	29,179,787
5.076%(ff)	01/27/30	5,000	5,903,523
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.625%	09/29/22	13,300	13,739,006
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.250%	09/21/22	2,000	2,073,765
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24(a)	510	544,646
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	450	487,234
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	17,350	17,667,690
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	20,000	20,775,640
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
3.713%(c)	12/15/21(a)(oo)	1,668	$1,674,255
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(a)(oo)	18,520	19,658,123
Jr. Sub. Notes, Series P
4.950%(ff)	09/01/25(oo)	3,000	3,279,298
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	15,000	15,311,831
3.126%(ff)	08/13/30	15,000	15,938,856
4.125%	09/24/25	3,999	4,415,477
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22(a)	14,525	14,761,238
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51(a)	15,200	20,461,964
Sub. Notes, GMTN
4.900%	11/17/45	8,905	11,210,797
Sub. Notes, MTN
4.650%	11/04/44	3,135	3,818,888
4.750%	12/07/46(a)	13,680	17,112,549
			1,809,341,781
Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36(a)	31,770	38,405,160
4.900%	02/01/46	91,673	113,846,372
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	13,125	14,471,037
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42(a)	5,770	6,207,153
4.000%	04/13/28	8,950	10,100,158
4.375%	04/15/38	32,950	38,466,565
4.439%	10/06/48	15,865	18,618,211
4.600%	04/15/48	5,245	6,278,853
5.450%	01/23/39	6,345	8,224,076
5.550%	01/23/49	63,944	86,573,241
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	24,070,745
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
5.250%	11/26/43	2,400	3,174,457
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	23,729	31,332,986
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45	17,400	21,123,760

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46(a)	6,706	$8,511,551
			429,404,325
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	845,156
2.770%	09/01/53	5,170	4,788,394
2.800%	08/15/41	11,000	10,640,075
3.000%	01/15/52	8,827	8,524,136
3.625%	05/22/24(a)	4,830	5,173,073
4.400%	05/01/45(a)	18,243	21,866,396
4.663%	06/15/51	17,165	21,667,862
5.150%	11/15/41	6,183	7,908,186
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25(a)	1,177	1,266,472
3.650%	03/01/26	12,295	13,466,477
4.500%	02/01/45	9,770	11,858,573
4.750%	03/01/46(a)	6,095	7,655,919
4.800%	04/01/44	10,125	12,724,681
			128,385,400
Building Materials — 0.9%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	7,497,517
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	6,334,435
4.950%	07/02/64	8,582	11,344,350
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,851,654
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,220,094
4.250%	12/15/47	3,150	3,653,014
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47	10,273	12,294,473
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	3,017,823
4.200%	12/01/24	4,868	5,298,327
4.300%	07/15/47	16,900	19,409,910
4.400%	01/30/48	16,375	19,141,903
7.000%	12/01/36	15,583	22,316,164
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	3,878	4,255,923
4.500%	06/15/47	32,910	39,805,759
4.700%	03/01/48	2,117	2,623,689
			160,065,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 2.8%
Albemarle Corp.,
Sr. Unsec’d. Notes
4.150%	12/01/24	16,129	$17,608,243
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	16,313	17,056,425
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	12,248	14,757,140
5.150%	03/15/34	9,996	12,225,970
5.375%	03/15/44(a)	19,650	24,950,873
Gtd. Notes, 144A
4.500%	12/01/26	21,044	24,026,400
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50(a)	4,047	4,302,402
4.250%	10/01/34(a)	13,869	15,916,839
4.375%	11/15/42(a)	19,950	23,525,013
5.250%	11/15/41(a)	3,231	4,179,866
5.550%	11/30/48(a)	31,138	42,736,191
7.375%	11/01/29	7,959	10,854,948
9.400%	05/15/39	351	631,744
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	1,168	1,510,419
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	6,847	7,405,633
4.650%	10/15/44	2,030	2,432,618
4.800%	09/01/42	4,057	4,929,678
Ecolab, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	08/18/55	333	320,322
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31(a)	9,775	9,992,647
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)	2,447	3,006,789
5.250%	07/15/43(a)	21,058	27,059,668
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30(a)	12,275	12,292,636
3.375%	10/01/40	18,764	19,368,866
3.625%	04/01/51(a)	32,075	33,507,750
3.800%	10/01/60	3,893	4,055,299
4.200%	10/15/49	1,523	1,732,927
4.200%	05/01/50(a)	20,000	22,789,516
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	7,500	8,333,171
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43(a)	10,056	13,299,486

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	6,430	$6,563,509
3.625%	03/15/24	6,045	6,428,371
4.125%	03/15/35	7,241	8,205,536
4.200%	04/01/29	735	837,212
4.900%	06/01/43(a)	1,200	1,509,278
5.000%	04/01/49	4,998	6,538,678
5.250%	01/15/45	5,070	6,677,188
5.625%	12/01/40	1,075	1,452,756
7.125%	05/23/36	19,134	28,411,602
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	2,881,021
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	5,761	5,895,770
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.800%	08/15/49	2,345	2,626,290
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	895,961
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	22,435,890
			486,168,541
Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	3,635,766
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114(a)	2,875	4,097,421
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	13,000	13,381,014
3.300%	12/01/26	4,800	5,194,952
4.200%	11/01/46	32,800	38,556,005
4.500%	02/15/45	8,460	10,259,017
5.625%	03/15/42	1,000	1,368,085
6.700%	06/01/34	1,000	1,398,527
7.000%	10/15/37	3,623	5,375,895
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	03/08/30	4,050	4,177,613
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	4,323,921
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	1,097,015
3.750%	06/01/23	3,425	3,579,105
4.000%	06/01/23	6,920	7,297,718
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	$14,528,579
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	446,679
4.678%	07/01/2114	12,715	18,268,483
5.600%	07/01/2111(a)	160	275,511
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	3,639,652
Unsec’d. Notes, Series 2017
3.662%	12/01/57(a)	17,262	20,964,741
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	2,676,465
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	9,200	9,799,086
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	582,103
Unsec’d. Notes
5.625%	10/01/38	17,500	24,768,134
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	3,154,063
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	5,293,155
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39(a)	3,000	4,368,006
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	10,015,274
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48(a)	6,475	7,397,000
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	3,500	4,290,497
			234,209,482
Computers — 1.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41(a)	11,410	10,941,953
2.700%	08/05/51	48,215	46,883,964
2.850%	08/05/61	77,200	74,640,064
3.250%	02/23/26	16,175	17,601,433
3.750%	09/12/47	6,110	7,030,350
3.750%	11/13/47	6,170	7,120,995
3.850%	08/04/46	10,700	12,490,998
4.650%	02/23/46	28,906	37,614,311

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	$2,122,396
			216,446,464
Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	10,000	10,889,014
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	75,796	91,115,662
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	4,729,160
			106,733,836
Electric — 12.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/22	5,600	5,705,113
3.800%	10/01/47	5,450	5,865,036
3.950%	06/01/28	6,240	6,952,616
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	7,752,133
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	3,989,495
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	2,242,439
3.750%	12/01/47	10,015	11,232,445
3.800%	06/15/49	10,675	12,177,307
4.000%	12/01/46	5,000	5,869,071
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	5,324,014
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	13,879,467
4.500%	03/15/49	8,795	11,208,194
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	9,348,749
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	7,869,361
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	11,742,200
3.800%	06/01/29(a)	9,750	10,861,964
Avista Corp.,
First Mortgage
4.350%	06/01/48	14,005	17,455,296
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50(a)	2,290	2,267,664
3.750%	08/15/47	20,800	23,676,659
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.250%	09/15/48	14,575	$17,868,387
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.450%	01/15/49	19,025	23,545,481
4.500%	02/01/45	4,465	5,409,048
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	13,007,369
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	14,295	15,613,991
4.250%	11/01/28	3,645	4,155,830
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	10,284,867
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30(a)	9,675	11,232,868
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	9,250	9,839,399
4.875%	03/01/44	4,495	5,758,576
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	15,879	16,045,689
3.650%	06/15/46	18,950	21,275,268
3.700%	03/01/45	6,751	7,593,197
3.800%	10/01/42	1,465	1,659,927
4.000%	03/01/48(a)	7,045	8,287,604
4.000%	03/01/49	4,240	5,005,660
4.350%	11/15/45	4,655	5,709,746
4.600%	08/15/43	2,000	2,502,247
4.700%	01/15/44(a)	925	1,174,183
First Mortgage, Series 123
3.750%	08/15/47	7,610	8,684,613
First Mortgage, Series 127
3.200%	11/15/49(a)	4,455	4,637,904
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46(a)	625	688,545
3.950%	03/01/43	4,905	5,515,533
5.700%	06/15/40	2,120	2,872,302
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	3,280,085
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	18,200	18,891,480
3.250%	08/15/46	5,075	5,327,209
3.500%	08/01/51	17,100	18,972,779
3.750%	02/15/50	3,500	4,031,542
4.350%	08/31/64	6,840	8,576,372
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41(a)	3,000	4,088,480

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28	6,160	$6,991,913
4.700%	12/01/44	1,625	2,015,483
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49(a)	3,800	4,767,623
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	8,810	10,985,683
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	20,064,287
3.700%	06/01/46	1,305	1,476,617
3.750%	08/15/47	7,040	8,042,383
3.950%	06/15/42	5,800	6,592,787
4.300%	07/01/44	3,975	4,853,543
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	4,153,103
General Ref. Mortgage, Series B
3.250%	04/01/51	800	852,019
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24(a)	13,330	13,924,141
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,100	40,623,212
3.450%	04/15/51(a)	2,000	2,175,067
3.700%	12/01/47	3,556	3,961,639
3.950%	03/15/48	7,724	8,917,618
4.250%	12/15/41	12,900	15,351,714
6.050%	04/15/38	2,505	3,514,821
First Ref. Mortgage
2.950%	12/01/26	14,955	16,150,928
3.750%	06/01/45	20,530	22,880,967
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	8,215,405
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	8,893,601
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	400	508,562
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	1,583,178
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	22,626,960
4.100%	03/15/43	1,200	1,406,275
4.150%	12/01/44	4,802	5,682,481
5.700%	04/01/35	500	664,620
6.125%	09/15/33	4,400	5,727,594
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	5,812,619
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	1,000	$1,254,302
4.950%	10/13/45	10,850	13,846,297
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	20,050	23,709,941
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	2,080	2,066,848
3.500%	04/06/28(a)	26,297	28,769,141
3.625%	05/25/27(a)	9,825	10,870,552
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,664,990
4.200%	09/01/48	66,658	79,963,737
4.200%	04/01/50	20,550	24,810,108
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	9,018	10,205,037
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	19,296,801
4.500%	03/30/39	15,760	18,613,869
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	6,944,058
3.450%	04/15/50	4,420	4,728,934
4.100%	04/01/43	3,000	3,509,915
4.125%	03/01/42	3,010	3,502,901
4.250%	12/01/45	4,365	5,250,698
4.625%	09/01/43	2,780	3,342,520
Evergy Metro, Inc.,
General Ref. Mortgage, Series 2019
4.125%	04/01/49	1,220	1,461,245
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	5,046,950
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46(a)	5,390	6,514,227
4.700%	04/15/50	1,670	2,108,134
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	10,402	12,580,781
5.750%	10/01/41	17,275	21,063,876
6.250%	10/01/39	5,434	6,938,930
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	14,208,064
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	3,870	4,485,306
3.950%	03/01/48	13,570	16,380,833
3.990%	03/01/49	25,600	30,871,552
4.050%	10/01/44	4,104	4,985,868

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	$5,084,102
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	16,803	19,677,526
5.400%	06/01/40	3,109	3,931,624
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	2,315,624
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51(a)	4,995	5,077,479
Idaho Power Co.,
First Mortgage, Series K
4.200%	03/01/48	6,300	7,623,607
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	8,968,778
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	16,457,516
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43(a)	675	829,623
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	4,812,075
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26(a)	10,295	11,129,214
5.300%	07/01/43	1,000	1,314,751
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	1,077,791
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	960	1,166,237
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	9,500	11,181,177
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25	10,000	10,413,657
4.300%	01/15/29(a)	6,315	7,074,028
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	13,431,501
3.650%	08/01/48	22,370	25,144,446
4.250%	05/01/46	4,500	5,510,709
4.250%	07/15/49(a)	10,200	12,611,140
4.400%	10/15/44	16,080	19,865,442
4.800%	09/15/43	2,900	3,736,614
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,757,348
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	$9,339,663
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	7,139,669
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.150%	04/01/24(a)	8,075	8,539,320
3.625%	06/15/23	1,325	1,381,199
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,926,166
3.400%	08/15/42	8,450	9,259,509
3.600%	05/15/46	17,056	19,109,548
3.600%	09/15/47	11,350	12,716,553
4.000%	08/15/45	4,830	5,739,158
4.125%	05/15/44	8,520	10,230,158
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	1,422	1,473,635
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	4,375,047
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	10,245,687
4.550%	03/15/44	1,325	1,612,715
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	05/15/50	30,000	34,614,609
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40(a)	4,200	3,875,909
3.950%	12/01/47	33,170	31,737,822
4.000%	12/01/46	14,113	13,523,202
4.300%	03/15/45	10,000	9,863,780
4.500%	07/01/40	32,990	33,733,696
PacifiCorp,
First Mortgage
2.700%	09/15/30(a)	8,309	8,660,457
4.125%	01/15/49	11,020	13,009,447
4.150%	02/15/50	26,800	31,907,341
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	5,974,667
3.000%	09/15/49	3,922	3,983,563
3.050%	03/15/51	1,200	1,228,044
3.700%	09/15/47	3,840	4,373,485
3.900%	03/01/48	9,385	10,866,364
First Ref. Mortgage
4.800%	10/15/43	1,575	2,016,297
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28(a)	17,260	18,169,009
3.600%	06/01/29	10,000	10,696,024

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	5,515	$5,652,646
3.950%	06/01/47	4,460	5,299,656
4.125%	06/15/44(a)	4,450	5,310,541
6.250%	05/15/39(a)	500	722,290
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	32,710,988
7.750%	03/01/31	8,824	12,422,329
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	10,636,391
3.700%	06/15/28	2,000	2,232,104
4.100%	06/15/48	4,735	5,694,528
4.300%	03/15/44	165	199,608
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24	2,900	3,081,771
4.000%	06/01/44	2,000	2,301,440
First Ref. Mortgage, MTN
3.950%	05/01/42(a)	2,000	2,332,958
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	18,097,383
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	9,985	10,354,522
4.434%	11/15/41	1,787	2,120,134
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	6,375	6,856,473
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	37,525,524
5.350%	05/15/35(a)	6,997	9,005,641
5.350%	05/15/40	773	1,020,773
First Mortgage, Series TTT
4.100%	06/15/49	5,875	6,964,386
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	15,932,672
3.400%	02/01/28	21,790	23,591,676
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	16,130	16,522,635
First Ref. Mortgage
4.000%	04/01/47	28,115	30,076,174
4.050%	03/15/42	7,200	7,709,344
4.650%	10/01/43	1,950	2,248,981
5.500%	03/15/40	11,962	15,049,621
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	5,257,768
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	4,366,439
4.125%	03/01/48	15,150	16,516,221
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	$19,638,643
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	4,985,867
4.500%	08/15/41	550	674,346
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	8,834,995
4.450%	06/15/49	13,580	17,054,288
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,746,201
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46	11,770	13,192,979
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	10,267,813
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	5,075	4,573,210
4.000%	01/15/43	1,399	1,611,155
4.450%	02/15/44	3,835	4,676,427
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27(a)	7,920	8,725,963
3.800%	04/01/28(a)	1,530	1,710,331
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A (original cost $5,544,503; purchased 08/13/19)(f)
3.550%	07/15/24	5,525	5,800,964
Sr. Sec’d. Notes, 144A (original cost $24,014,223; purchased 11/06/19)(f)
3.700%	01/30/27(a)	24,065	25,354,272
Sr. Sec’d. Notes, 144A (original cost $7,103,685; purchased 12/13/19)(f)
4.300%	07/15/29	6,970	7,431,973
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	1,012,136
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	6,392,529
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,574,720
			2,106,954,843
Electronics — 0.1%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46(a)	13,160	15,566,185
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25(a)	2,500	2,764,289
			18,330,474

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	$5,340,382
5.500%	07/31/47(a)	2,500	2,551,268
			7,891,650
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	7,965	8,684,482
Foods — 2.1%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	672,964
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	48,012	60,038,347
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26(a)	3,117	3,276,909
4.375%	06/01/46	8,181	9,334,456
4.625%	10/01/39	3,500	4,087,813
5.000%	07/15/35(a)	4,418	5,437,896
5.200%	07/15/45	33,974	42,852,494
Gtd. Notes, 144A
7.125%	08/01/39(a)	5,165	7,797,297
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	2,152,890
5.000%	04/15/42	1,150	1,457,219
5.150%	08/01/43	450	586,550
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	6,019,686
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	26,275,202
4.125%	04/01/54	11,735	14,441,252
4.200%	04/01/59	10,575	13,128,187
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	7,800	7,441,006
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38(a)	35,000	41,165,910
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25	7,600	8,310,730
4.500%	04/01/46	4,255	5,083,536
4.850%	10/01/45	1,585	1,977,166
6.600%	04/01/50(a)	5,646	8,899,361
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	12,390	13,676,173
4.000%	03/01/26	3,180	3,535,512
4.550%	06/02/47	4,660	5,703,518
5.100%	09/28/48	52,197	68,887,403
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
5.150%	08/15/44	1,075	$1,399,839
			363,639,316
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28(a)	2,960	3,867,217
International Paper Co.,
Sr. Unsec’d. Notes
5.150%	05/15/46	656	858,216
7.300%	11/15/39	2,080	3,200,820
8.700%	06/15/38	7,104	11,599,393
			19,525,646
Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49	15,400	16,247,981
4.125%	10/15/44	5,120	5,950,815
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47	2,610	3,011,230
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47	15,000	17,891,247
4.800%	02/15/44	10,310	12,861,082
5.650%	02/01/45	3,000	4,132,403
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	14,125	17,189,530
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	12,500	13,587,378
4.650%	08/01/43	5,960	7,252,399
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44	2,500	2,931,347
First Mortgage, Series VV
4.300%	01/15/49(a)	12,650	15,633,722
First Mortgage, Series WW
3.950%	02/15/50	24,720	28,946,456
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48	9,445	11,242,276
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26	9,414	10,131,006
3.950%	10/01/46	5,520	6,127,867
4.400%	06/01/43	750	879,805
4.400%	05/30/47	27,369	32,216,705
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/43	2,500	3,061,547
			209,294,796

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 1.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		1,055	$1,428,161
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26		9,780	10,742,506
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	44,100	51,427,739
1.800%	09/18/49	EUR	7,500	9,155,662
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42		2,216	2,870,137
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	880	1,120,970
1.625%	10/15/50	EUR	29,715	35,306,320
2.250%	03/07/39	EUR	4,120	5,541,043
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		1	1,304
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	2,478,024
3.200%	08/15/27(a)		21,853	23,766,639
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	38,176,609
1.875%	10/01/49	EUR	45,875	55,993,919
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30		11,485	12,557,020
				250,566,053
Healthcare-Services — 2.8%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	7,884,237
4.272%	08/15/48		8,950	11,154,797
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	2,126,733
Allina Health System,
Unsec’d. Notes
4.805%	11/15/45		4,465	5,962,810
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50		14,965	15,146,771
3.600%	03/15/51(a)		3,360	3,669,585
3.650%	12/01/27		6,550	7,269,839
3.700%	09/15/49		8,819	9,698,644
4.101%	03/01/28		4,075	4,608,054
4.625%	05/15/42(a)		2,600	3,186,669
4.650%	01/15/43(a)		1,000	1,230,029
4.850%	08/15/54		510	643,826
5.100%	01/15/44		720	932,195
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46(a)	3,338	$4,046,524
Unsec’d. Notes
4.847%	11/15/53(a)	2,277	3,236,620
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	17,663	20,938,172
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47	6,650	8,393,958
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	12,000	14,074,711
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	3,265	3,884,495
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,650	1,843,525
5.875%	05/01/23(a)	750	804,899
5.875%	02/01/29	5,400	6,489,514
Sr. Sec’d. Notes
5.000%	03/15/24	29,115	31,934,014
5.250%	04/15/25	3,500	3,966,578
5.250%	06/15/49(a)	33,928	43,046,897
5.500%	06/15/47(a)	10,000	12,912,695
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48(a)	21,125	25,453,353
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	13,384,699
4.875%	04/01/42(a)	1,000	1,328,044
Unsec’d. Notes, Series 2021
3.002%	06/01/51	11,245	11,485,054
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	2,986,695
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	3,435,692
MidMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	5,642,567
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	2,810,501
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56(a)	2,850	3,571,439
Unsec’d. Notes, Series 2019
3.954%	08/01/2119(a)	2,225	2,605,957
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	14,301,812
4.784%	07/01/44	7,305	9,294,071

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43(a)	700	$986,173
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	2,000	2,076,720
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	3,488,928
Unsec’d. Notes
4.089%	10/01/48	2,208	2,637,233
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	3,725	3,872,959
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	11,154,334
3.450%	06/01/26	4,715	5,127,444
4.250%	04/01/24	1,400	1,507,675
4.700%	03/30/45	7,800	9,583,591
5.750%	01/30/40	1,251	1,579,614
6.950%	07/01/37	1,704	2,378,519
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	4,860	5,746,118
Unsec’d. Notes
3.477%	07/01/49	1,745	1,933,794
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	4,100,675
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28(a)	2,400	2,671,342
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55(a)	5,400	7,008,593
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	5,075,127
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/28	14,150	16,022,466
3.950%	10/15/42	2,060	2,421,546
4.250%	04/15/47	13,715	16,811,211
4.250%	06/15/48	13,865	17,036,124
4.450%	12/15/48	2,000	2,533,511
4.625%	11/15/41	4,601	5,767,206
4.750%	07/15/45	6,770	8,867,998
5.800%	03/15/36	3,945	5,486,424
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48(a)	6,480	8,322,561
			479,584,561
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23	8,500	8,889,665
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25(a)	915	$1,029,567
			9,919,232
Household Products/Wares — 0.4%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	24,615,616
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22	24,150	24,483,390
2.750%	06/26/24	21,245	22,299,537
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	496,066
			71,894,609
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/22	885	897,136
4.350%	04/01/23(a)	4,019	4,186,845
			5,083,981
Insurance — 2.0%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53(a)	800	863,849
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	2,700	2,915,079
4.375%	01/15/55	7,500	9,255,542
4.500%	07/16/44	3,035	3,705,699
4.800%	07/10/45	15,000	19,023,567
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,435	3,863,559
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	11,240,941
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	3,865	3,795,954
4.300%	05/15/43	2,250	2,768,944
4.400%	05/15/42	645	798,051
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	27,363	30,715,896
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	5,045	5,371,463
4.868%	06/01/44(a)	14,360	18,158,330
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29(a)	465	485,730

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	10,134	$11,239,461
3.951%	10/15/50	36,115	40,336,256
4.250%	06/15/23	1,243	1,317,522
4.569%	02/01/29	5,880	6,834,662
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	6,180,411
7.000%	06/15/40	6,248	9,551,317
Markel Corp.,
Sr. Unsec’d. Notes
3.450%	05/07/52	16,395	17,028,623
3.500%	11/01/27	5,000	5,466,711
4.150%	09/17/50	8,815	10,206,716
4.300%	11/01/47	4,479	5,268,837
5.000%	03/30/43	100	121,016
5.000%	04/05/46(a)	3,270	4,207,316
5.000%	05/20/49(a)	18,590	23,956,109
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	8,650,165
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	03/15/23(oo)	4,000	4,146,257
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	2,330,471
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	31,996,904
4.900%	09/15/44	350	452,444
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51(a)	34,061	34,482,283
7.250%	03/15/28	2,707	3,437,748
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	3,345,602
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43	2,962	4,087,820
			347,607,255
Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	3,852,914
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes, 144A
2.979%	12/15/55	2,500	2,435,380
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	10,000	$10,784,890
			13,220,270
Lodging — 0.2%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22(a)	2,500	2,594,437
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34(a)	13,500	15,337,479
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	24,182,062
			42,113,978
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36(a)	2,200	3,163,543
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50(a)	3,385	4,020,428
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28(a)	46,281	53,262,718
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	3,000	3,000,000
			60,283,146
Media — 4.9%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	174,530
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	26,750	30,131,941
5.375%	04/01/38	13,155	15,892,903
5.375%	05/01/47	56,457	67,626,537
5.750%	04/01/48(a)	76,467	96,719,632
6.384%	10/23/35	17,423	22,884,172
6.484%	10/23/45(a)	10,574	14,352,465
6.834%	10/23/55	10,596	15,418,585
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26(a)	6,030	6,515,634
3.250%	11/01/39	54,500	57,632,682
3.300%	02/01/27(a)	3,245	3,542,467
3.400%	07/15/46	12,867	13,624,319
3.450%	02/01/50(a)	54,000	57,377,376
3.750%	04/01/40	14,385	16,190,976
3.900%	03/01/38(a)	18,880	21,500,125
3.969%	11/01/47	13,145	14,985,955

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
3.999%	11/01/49(a)	10,302	$11,925,106
4.000%	03/01/48	5,843	6,690,483
4.049%	11/01/52	3,299	3,829,861
4.200%	08/15/34	10,000	11,701,295
4.250%	01/15/33(a)	6,090	7,168,933
Gtd. Notes, 144A
2.887%	11/01/51	45,965	44,074,238
2.937%	11/01/56	23,237	22,054,259
2.987%	11/01/63(a)	65,213	61,135,808
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	4,141,888
4.000%	09/15/55(a)	8,215	8,592,264
4.125%	05/15/29(a)	17,100	19,123,830
4.650%	05/15/50(a)	5,455	6,332,631
5.200%	09/20/47(a)	5,000	6,166,028
5.300%	05/15/49	35,722	44,573,077
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41(a)	3,050	3,744,708
5.875%	11/15/40	7,590	9,568,985
6.550%	05/01/37	2,785	3,765,235
6.750%	06/15/39	4,700	6,429,178
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57(a)	2,835	3,247,215
Sr. Unsec’d. Notes
2.900%	01/15/27(a)	2,615	2,775,573
4.375%	03/15/43(a)	8,820	10,101,300
5.250%	04/01/44	28,591	35,887,208
5.850%	09/01/43	21,205	28,977,830
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24(a)	4,600	5,017,162
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	1,215	1,357,886
5.400%	10/01/43	9,675	13,307,196
7.700%	10/30/25	1,129	1,413,633
			837,673,109
Mining — 1.7%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	2,805	3,627,678
6.450%	10/15/35	5,000	6,870,967
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	15,000	20,615,811
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	8,800	11,903,562
5.750%	05/01/43	8,314	11,380,835
7.500%	09/15/38	10,946	16,115,383
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	$37,129,959
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27(a)	27,087	31,121,554
5.950%	03/15/24	8,220	9,098,636
6.875%	09/01/41	11,304	15,572,199
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40	860	1,150,342
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.750%	03/22/42	6,395	8,208,572
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40(a)	10,177	14,213,329
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30	10,000	10,860,891
5.200%	03/01/42(a)	3,060	3,661,100
5.400%	02/01/43	42,680	52,394,322
6.000%	08/15/40	6,976	8,974,396
6.125%	10/01/35	6,100	7,882,485
6.250%	07/15/41(a)	3,784	5,054,211
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,621,323
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	5,811	6,469,788
			284,927,343
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	12,511,135
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	4,175	4,489,903
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46	10,185	11,044,178
4.400%	05/27/45	8,260	10,433,354
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	9,983,990
			48,462,560
Office/Business Equipment — 0.2%
Xerox Corp.,
Sr. Unsec’d. Notes
4.375%	03/15/23	27,618	28,568,390

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 5.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	13,500	$14,261,698
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40(a)	15,688	17,570,960
5.250%	02/01/42(a)	7,500	8,356,882
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	10,925	10,519,919
3.119%	05/04/26(a)	6,752	7,295,391
3.790%	02/06/24	10,135	10,848,043
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.119%	05/04/26	18,820	20,322,043
Burlington Resources LLC,
Gtd. Notes
7.200%	08/15/31(a)	2,285	3,246,544
7.400%	12/01/31	1,225	1,784,833
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38(a)	17,670	23,536,483
6.450%	06/30/33	2,000	2,610,137
6.500%	02/15/37	370	494,134
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)	5,000	5,558,272
5.250%	06/15/37	43,790	52,132,729
5.400%	06/15/47(a)	30,762	37,860,118
6.750%	11/15/39	12,200	16,611,422
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50	4,030	4,173,526
Chevron USA, Inc.,
Gtd. Notes
3.900%	11/15/24	500	546,036
5.050%	11/15/44	3,313	4,421,408
5.250%	11/15/43	12,315	16,604,400
6.000%	03/01/41(a)	12,630	18,286,244
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	616	900,242
Gtd. Notes, 144A
4.300%	08/15/28(a)	22,650	26,065,857
4.850%	08/15/48	4,900	6,342,840
4.875%	10/01/47(a)	10,035	13,016,423
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	847	961,698
4.300%	11/15/44	3,330	3,995,054
4.950%	03/15/26(a)	7,953	9,142,740
Sr. Unsec’d. Notes
6.950%	04/15/29	3,300	4,421,205
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	2,525	2,653,918
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.375%	01/15/28(a)	1,900	$2,102,315
4.500%	04/15/23(a)	302	312,695
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	4,176,118
5.000%	06/15/45(a)	8,051	9,447,221
5.600%	07/15/41(a)	21,825	27,364,942
Sr. Unsec’d. Notes, 144A
5.875%	06/15/28	7,125	7,838,264
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26(a)	11,145	11,912,822
3.500%	12/01/29(a)	26,050	27,867,789
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	1,635	1,737,746
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	4,612,927
4.950%	04/15/50(a)	900	1,190,385
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30(a)	3,260	3,354,160
3.250%	11/18/49	6,000	6,324,053
3.625%	04/06/40	1,380	1,540,741
3.950%	05/15/43	2,796	3,224,732
7.750%	06/15/23	1,200	1,347,627
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	7,815	8,358,239
3.567%	03/06/45(a)	4,370	4,776,181
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	8,000	8,909,644
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	3,634	4,517,169
5.800%	04/01/47	3,560	4,629,395
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27(a)	13,684	15,389,769
5.200%	06/01/45(a)	10,400	12,401,844
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	10,000	10,988,761
5.000%	09/15/54	9,375	11,235,982
5.125%	12/15/26(a)	13,890	16,158,307
5.850%	12/15/45	3,110	4,005,175
6.500%	03/01/41	10,163	13,992,942
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.248%(s)	10/10/36	91,612	50,356,697
4.200%	03/15/48	1,935	1,852,783
4.400%	04/15/46	21,180	21,072,944
4.500%	07/15/44	5,000	5,020,447
6.200%	03/15/40	14,766	17,390,993

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.450%	09/15/36(a)	24,652	$31,032,121
7.500%	05/01/31(a)	4,290	5,571,640
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26(a)	6,500	7,340,148
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34(a)	18,163	24,513,209
6.500%	02/01/38(a)	1,875	2,571,257
7.375%	11/01/31	1,000	1,353,868
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	6,482,338
6.350%	02/12/48	2,025	1,704,013
6.490%	01/23/27	1,385	1,464,114
6.950%	01/28/60	6,100	5,329,392
7.690%	01/23/50	12,200	11,540,721
Phillips 66,
Gtd. Notes
4.650%	11/15/34	13,200	15,744,685
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30(a)	4,820	4,609,521
4.450%	01/15/26	20,925	23,344,443
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	10,556,232
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25(a)	10,000	10,805,430
4.000%	05/10/46	3,000	3,528,212
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	13,945	14,915,985
4.000%	11/15/47(a)	7,280	8,076,363
5.950%	12/01/34(a)	1,000	1,302,193
6.500%	06/15/38	3,900	5,442,978
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29(a)	20,000	22,122,479
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29(a)	5,029	5,532,561
4.350%	06/01/28	37,246	41,859,012
			936,695,923
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47(a)	4,810	5,412,284
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	5,599,991
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	10,663,815
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
5.000%	11/15/45(a)	1,835	$2,196,587
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	20,405,304
4.000%	12/21/25(a)	1,210	1,332,709
			45,610,690
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30(a)	2,715	2,771,913
Ball Corp.,
Gtd. Notes
4.000%	11/15/23(a)	975	1,028,301
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.500%	11/01/23	3,059	3,277,480
WestRock MWV LLC,
Gtd. Notes
7.950%	02/15/31(a)	7,987	11,337,481
WRKCo, Inc.,
Gtd. Notes
3.900%	06/01/28(a)	7,810	8,699,040
4.900%	03/15/29(a)	3,190	3,779,901
			30,894,116
Pharmaceuticals — 7.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39(a)	106,680	122,544,246
4.250%	11/21/49(a)	96,475	114,224,643
4.300%	05/14/36	2,500	2,943,901
4.400%	11/06/42(a)	950	1,134,328
4.500%	05/14/35	14,945	17,864,499
4.550%	03/15/35	42,638	50,994,465
4.700%	05/14/45	46,155	56,973,264
4.875%	11/14/48	12,407	15,900,993
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47(a)	10,340	11,979,184
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.600%	07/15/42	1,000	1,032,844
4.700%	07/15/64	3,246	3,777,842
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	11,380	11,385,602
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
6.000%	05/15/39	2,500	3,309,947
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40(a)	11,500	10,920,125
3.400%	07/26/29	16,835	18,657,206
4.250%	10/26/49	14,610	18,127,759
4.350%	11/15/47	22,307	27,776,738

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.550%	02/20/48		38,305	$49,145,245
4.625%	05/15/44		6,837	8,807,245
5.000%	08/15/45		6,581	8,844,304
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,500	1,605,067
4.600%	03/15/43		5,964	6,930,914
4.900%	09/15/45		16,736	19,967,757
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		17,240	18,817,127
4.375%	10/15/28(a)		25,005	28,898,263
4.500%	02/25/26(a)		16,905	19,050,131
4.800%	07/15/46		42,235	52,593,325
4.900%	12/15/48		27,425	35,003,246
5.375%	02/15/42		3,650	4,540,245
Sr. Unsec’d. Notes
2.375%	03/15/31(a)		16,605	16,763,842
3.200%	03/15/40		9,125	9,353,510
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		57,035	61,330,485
3.700%	03/09/23(a)		361	376,985
3.875%	07/20/25		1,178	1,289,961
4.300%	03/25/28(a)		9,442	10,766,527
4.780%	03/25/38(a)		40,326	49,359,872
5.050%	03/25/48		30,912	39,864,262
5.125%	07/20/45		43,765	56,372,183
5.300%	12/05/43(a)		20,115	26,424,094
6.250%	06/01/27		1,000	1,231,978
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	15,358,125
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28(a)		11,490	13,007,381
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40		8,585	8,103,637
2.450%	09/01/60		15,820	14,764,215
3.400%	01/15/38		4,365	4,929,253
3.625%	03/03/37		8,185	9,431,818
4.375%	12/05/33		4,000	4,931,785
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		6,200	6,336,180
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,531,591
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		34,101	41,726,071
5.400%	11/29/43		4,169	5,173,359
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		4,625	5,578,634
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38	4,970	$5,940,081
4.400%	05/15/44(a)	6,410	8,017,417
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	77,700	81,003,538
3.200%	09/23/26	4,755	5,134,621
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	2,375	2,404,770
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	43,168	52,800,787
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40(a)	4,605	4,939,331
4.000%	06/22/50	5,815	6,180,791
			1,316,177,539
Pipelines — 7.0%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	4,460	4,698,438
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27(a)	20,000	20,466,158
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	9,720,430
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29(a)	6,975	7,857,434
5.375%	07/15/25	27,350	30,241,067
5.600%	04/01/44	5,579	6,526,317
8.125%	08/16/30(a)	1,000	1,344,114
Gtd. Notes, 144A
6.450%	11/03/36	10,766	13,405,474
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	915	1,090,667
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	2,875	3,355,335
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	23,000	23,997,913
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	5,526,242
4.900%	03/15/35	1,905	2,183,495
5.000%	05/15/50	22,385	25,846,846
5.150%	02/01/43	4,450	5,014,524
5.300%	04/01/44	12,420	14,432,412
5.300%	04/15/47	2,500	2,921,715
5.400%	10/01/47	29,625	35,325,190
6.000%	06/15/48	3,320	4,207,566
6.125%	12/15/45	25,534	32,496,807

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.250%	04/15/49(a)	43,065	$56,676,279
7.500%	07/01/38	11,000	15,290,945
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	24,274,149
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47	4,900	4,704,174
5.600%	04/01/44	1,651	1,582,528
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	28,560	30,682,566
4.150%	10/16/28	6,750	7,671,972
4.200%	01/31/50	18,900	21,320,053
4.250%	02/15/48	5,400	6,118,025
4.450%	02/15/43	6,965	8,009,025
4.800%	02/01/49	5,698	6,945,610
4.850%	08/15/42(a)	1,990	2,406,503
4.850%	03/15/44	5,775	6,947,509
4.900%	05/15/46	34,397	42,157,435
4.950%	10/15/54	3,110	3,917,039
5.100%	02/15/45	6,532	8,132,561
5.375%(ff)	02/15/78	7,380	7,684,406
6.125%	10/15/39	3,937	5,394,878
Gtd. Notes, Series D
4.875%(ff)	08/16/77(a)	7,490	7,370,093
6.875%	03/01/33	55	76,681
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	7,000	7,260,822
4.750%	07/15/23(a)	5,678	5,940,019
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	25,760,095
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	12,788,742
5.000%	08/15/42	2,010	2,375,366
5.000%	03/01/43	1,176	1,397,695
5.400%	09/01/44	878	1,097,659
6.500%	02/01/37(a)	1,500	2,037,102
6.500%	09/01/39	5,545	7,647,346
6.550%	09/15/40	4,370	6,056,280
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	38,000	38,489,241
5.050%	02/15/46	7,759	9,384,754
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	19,570	20,860,457
4.200%	03/15/45	4,130	4,287,966
4.250%	09/15/46	4,300	4,784,125
4.850%	02/01/49	25,700	30,595,060
5.150%	10/15/43	820	994,099
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	9,014,490
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	$5,440,021
4.500%	04/15/38	11,785	13,179,226
4.700%	04/15/48	50,615	58,330,210
4.875%	12/01/24	1,566	1,734,545
4.900%	04/15/58	9,705	11,286,076
5.200%	03/01/47	2,690	3,265,366
5.200%	12/01/47	14,490	17,492,424
5.500%	02/15/49	25,915	32,876,210
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	8,392	9,288,447
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41(a)	1,325	1,702,489
6.200%	09/15/43	18,615	24,382,704
6.850%	10/15/37	1,742	2,371,088
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	8,745	9,113,696
3.400%	09/01/29	6,095	6,475,562
4.450%	09/01/49(a)	10,085	11,220,278
4.500%	03/15/50	13,730	15,329,362
4.550%	07/15/28	15,725	17,826,316
4.950%	07/13/47	31,318	36,725,649
5.200%	07/15/48(a)	21,565	26,276,040
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26(a)	11,680	12,593,574
4.680%	02/15/45	500	576,294
4.900%	10/01/46	6,500	7,733,901
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	4,433,058
3.650%	06/01/22	1,261	1,277,742
4.900%	02/15/45	13,944	15,136,074
5.150%	06/01/42(a)	19,516	21,962,834
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,517,284
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43	525	723,277
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	2,532,988
5.400%	08/15/41	1,560	2,024,140
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25(a)	4,925	5,201,596
4.000%	07/01/22	1,700	1,725,222
5.300%	03/01/48(a)	11,885	13,698,347
5.450%	04/01/44	3,175	3,650,850

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22(a)	2,389	$2,432,761
3.500%	11/15/30(a)	3,770	4,096,545
3.700%	01/15/23	5,375	5,552,614
3.750%	06/15/27	990	1,091,396
4.300%	03/04/24	9,900	10,634,677
4.850%	03/01/48(a)	10,780	13,175,974
4.900%	01/15/45	9,062	10,877,854
5.400%	03/04/44	16,409	20,714,340
5.750%	06/24/44	9,350	12,346,626
5.800%	11/15/43(a)	3,434	4,484,399
6.300%	04/15/40	12,660	17,253,378
			1,210,555,347
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	5,070,405
Real Estate Investment Trusts (REITs) — 0.9%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,414,077
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	4,850	5,174,741
3.850%	02/01/25	5,300	5,728,801
3.900%	03/15/27	11,645	12,749,842
4.125%	05/15/29(a)	6,449	7,247,490
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24(a)	400	431,800
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	10,000	10,133,046
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,944,859
4.700%	06/01/27(a)	2,020	2,274,721
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	12,865,557
4.400%	01/15/29(a)	17,246	19,697,741
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27(a)	7,440	7,860,570
2.750%	01/15/31	6,635	6,825,251
3.100%	01/15/30	7,500	7,923,090
4.000%	06/01/25	12,865	14,072,676
4.250%	04/01/26	3,915	4,377,586
4.250%	04/15/28	14,270	16,195,493
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32(a)	14,156	20,131,550
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
8.500%	01/15/25	3,500	$4,304,451
			163,353,342
Retail — 1.8%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	22,024,199
4.500%	07/26/47	15,758	18,563,596
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	4,452,646
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	22,460	24,959,534
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes
5.165%	08/01/44(a)	2,664	2,292,282
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24(a)	17,675	18,670,414
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	5,466,331
4.200%	05/15/28(a)	39,165	44,296,511
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	24,001,517
4.200%	04/01/43	5,422	6,531,779
4.250%	04/01/46	9,395	11,540,280
4.400%	03/15/45	15,945	19,913,035
5.875%	12/16/36	8,382	11,816,277
Macy’s Retail Holdings LLC,
Gtd. Notes
2.875%	02/15/23	3,412	3,467,413
3.875%	01/15/22(a)	814	814,418
4.300%	02/15/43(a)	8,994	7,844,036
5.125%	01/15/42	1,875	1,789,150
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	4,675	5,579,854
4.600%	05/26/45	5,325	6,567,384
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	7,745	8,678,585
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	4,500	4,613,717
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50(a)	51,250	56,933,310
4.650%	06/01/46(a)	5,500	6,517,028
			317,333,296

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24(a)		1,765	$1,878,535
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		8,235	8,380,716
				10,259,251
Semiconductors — 0.6%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41		10,000	9,919,735
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		35,673	35,560,846
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50(a)		22,905	30,062,106
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23(a)		26,200	27,695,657
				103,238,344
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27		3,440	3,710,249
Software — 2.2%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	18,000	21,160,111
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23	EUR	23,075	26,970,430
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		15,549	15,015,086
2.675%	06/01/60		67,513	65,596,802
2.921%	03/17/52		77,381	80,502,331
3.041%	03/17/62		45,717	48,119,461
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37		21,055	22,606,874
3.900%	05/15/35		7,346	8,073,624
4.000%	07/15/46		30,190	31,993,226
4.125%	05/15/45		1,300	1,402,701
4.300%	07/08/34		12,200	13,873,792
4.375%	05/15/55		30,959	34,688,553
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28(a)		5,985	6,814,271
				376,817,262
Telecommunications — 5.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43(a)		58,615	56,410,933
3.500%	06/01/41(a)		36,400	37,384,787
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.500%	09/15/53	72,627	$71,912,414
3.550%	09/15/55	69,667	68,687,285
3.650%	09/15/59	132,309	130,961,398
3.800%	12/01/57	22,245	22,734,954
4.500%	05/15/35	22,285	26,071,495
4.650%	06/01/44	19,400	22,823,698
4.900%	06/15/42	2,700	3,270,205
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	1,675	2,563,660
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	1,000	1,485,013
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	27,700	32,142,707
5.500%	09/01/44	7,454	9,641,041
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21(a)	5,000	5,044,059
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	8,786	9,464,869
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.000%	02/15/41	6,025	5,841,962
3.300%	02/15/51	24,035	23,296,484
3.600%	11/15/60	11,950	11,760,344
4.375%	04/15/40	3,205	3,688,193
4.500%	04/15/50	4,300	5,022,476
Sr. Sec’d. Notes, 144A
3.400%	10/15/52	8,730	8,547,214
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	6,875	6,484,270
2.987%	10/30/56	129,623	120,496,726
3.550%	03/22/51	19,615	20,652,878
3.700%	03/22/61	32,155	33,990,132
4.000%	03/22/50	14,305	16,145,973
4.400%	11/01/34	677	801,756
4.500%	08/10/33	37,325	44,443,810
4.522%	09/15/48	70,951	86,847,420
4.862%	08/21/46	8,468	10,781,792
5.012%	04/15/49	8,549	11,196,875
			910,596,823
Transportation — 1.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	4,239,822
4.375%	09/01/42	8,705	10,678,805
4.400%	03/15/42	10,600	12,961,731
4.450%	03/15/43(a)	11,312	14,068,634
4.550%	09/01/44	2,455	3,090,982
4.700%	09/01/45	3,040	3,911,605
5.150%	09/01/43	4,633	6,245,227

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43	2,000	$2,421,435
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.800%	09/15/35	3,970	4,825,699
5.750%	03/15/33	1,775	2,302,158
6.125%	09/15/2115	14,400	21,774,659
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	6,238,898
3.350%	11/01/25	10,250	11,076,444
4.500%	08/01/54	10,400	13,101,462
4.750%	05/30/42	5,000	6,268,858
5.500%	04/15/41(a)	1,682	2,266,012
6.150%	05/01/37	1,000	1,396,694
6.220%	04/30/40	531	768,757
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	924,388
4.250%	05/15/30(a)	5,095	5,836,685
4.500%	02/01/65	2,115	2,449,624
4.550%	04/01/46	6,975	8,313,339
4.750%	11/15/45	2,925	3,569,713
5.100%	01/15/44	3,084	3,930,561
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	2,680	3,139,124
4.950%	08/15/45	10,000	12,642,370
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.942%	11/01/47(a)	3,667	4,189,624
3.950%	10/01/42	1,140	1,310,855
4.050%	08/15/52	1,585	1,852,449
4.100%	05/15/2121	10,745	11,927,916
4.650%	01/15/46	700	877,399
4.800%	08/15/43	852	1,027,497
4.837%	10/01/41	1,080	1,377,959
5.590%	05/17/25	3,000	3,456,541
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	1,353,094
3.350%	08/15/46(a)	4,300	4,553,251
3.839%	03/20/60	9,422	10,812,714
3.875%	02/01/55	4,805	5,522,904
3.950%	08/15/59	5,100	5,972,564
Sr. Unsec’d. Notes, 144A
3.799%	04/06/71	23,845	26,856,822
			249,535,275
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	20,000	21,187,353
4.200%	04/01/27(a)	7,820	8,798,417
			29,985,770
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47	7,370	$8,257,106
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	5,376,131
			13,633,237

Total Corporate Bonds (cost $13,841,340,293)			15,458,162,719
Municipal Bonds — 1.5%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	11,738,473
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	13,778,160
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,393,235
			26,909,868
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	7,120,050
Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	138,243
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	7,605	8,866,593
			9,004,836
Michigan — 0.0%
University of Michigan,
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	4,877,388
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	22,499,040
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	409,763
			22,908,803
New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	46,446,220

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey (cont’d.)
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	$8,410,377
			54,856,597
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,150	1,464,295
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	6,089	7,685,475
4.800%	06/01/2111	1,300	1,881,464
			9,566,939
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	10,622,801
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	6,068,165
			16,690,966
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	17,702	20,314,285
Texas — 0.3%
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	9,001,428
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	19,160,326
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	22,905	25,602,293
			53,764,047
Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	15,622,176
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	13,634,455
			29,256,631

Total Municipal Bonds (cost $218,182,443)			256,734,705
Sovereign Bond — 0.1%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	23,800	24,508,693
(cost $23,793,324)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 0.2%
U.S. Treasury Bonds
1.250%	05/15/50	700	$572,797
2.375%	05/15/51(k)	26,180	27,947,150
U.S. Treasury Notes
0.625%	08/15/30(k)	4,800	4,467,000

Total U.S. Treasury Obligations (cost $33,776,022)			32,986,947

	Shares
Preferred Stocks — 0.1%
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)	335,000	9,792,050
Electric Utilities — 0.1%
SCE Trust V,, 5.450%(c), 3 Month LIBOR + 3.790%, Series K, Maturing 03/15/26(oo)	565,000	14,294,500

Total Preferred Stocks (cost $22,500,000)		24,086,550

Total Long-Term Investments (cost $15,124,267,002)		16,834,979,907
Short-Term Investments — 4.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	212,689,647	212,689,647
PGIM Institutional Money Market Fund (cost $628,237,556; includes $628,209,922 of cash collateral for securities on loan)(b)(wa)	628,604,536	628,227,374

Total Short-Term Investments (cost $840,927,203)		840,917,021

TOTAL INVESTMENTS—102.5% (cost $15,965,194,205)		17,675,896,928

Liabilities in excess of other assets(z) — (2.5)%		(436,456,803)

Net Assets — 100.0%		$17,239,440,125

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $613,532,649; cash collateral of $628,209,922 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $36,662,411. The aggregate value of $38,587,209 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,296	2 Year U.S. Treasury Notes	Dec. 2021	$285,190,876	$(161,372)
6,223	10 Year U.S. Treasury Notes	Dec. 2021	819,005,172	(8,908,115)
1,475	10 Year U.S. Ultra Treasury Notes	Dec. 2021	214,243,750	(4,880,803)
4,441	20 Year U.S. Treasury Bonds	Dec. 2021	707,090,469	(17,306,682)
				(31,256,972)
Short Positions:
199	5 Year Euro-Bobl	Dec. 2021	31,102,937	198,706
1,733	5 Year U.S. Treasury Notes	Dec. 2021	212,712,215	1,215,503
2,380	10 Year Euro-Bund	Dec. 2021	468,172,173	8,008,012
4,199	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	802,271,438	29,236,059
134	Euro Schatz Index	Dec. 2021	17,416,337	14,973
				38,673,253
				$7,416,281
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/21	HSBC Bank PLC	EUR	247,306	$289,744,277	$286,491,206	$—	$(3,253,071)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/21	BNP Paribas S.A.	EUR	247,306	$290,326,189	$286,491,206	$3,834,983	$—
A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/02/21	HSBC Bank PLC	EUR	247,306	$289,904,531	$286,645,569	$3,258,962	$—
				$580,230,720	$573,136,775	7,093,945	—
						$7,093,945	$(3,253,071)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A26